DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.           DISCONTINUED OPERATIONS

Disposition of Renren SNS

In November 2018, the Company’s Board of Directors approved a proposal of sale of its SNS Business which comprise of www.renren.com and its social networking service business which includes the Company's SNS platform as well as its mobile live streaming to Beijing Infinities for a combined consideration of US$20 million in cash and US$40 million in the form of Beijing Infinities shares to be issued to the Company. The disposal was completed on December 29, 2018 and as a result, the Company deconsolidated its SNS Business on that date. The Company concluded that the disposal of the SNS Business represented a strategic shift of the Company's operations where the Company would no longer focus on social networking but would rather focus on its used car business in China as well as its businesses outside of China. Accordingly, assets, liabilities, revenues and expenses and cash flows related to the Company's SNS Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented.

The Company collected $6.8 million in 2019, however, by December 31, 2019, Beijing Infinities failed to make payments under the agreed extended repayment plan. Based on assessment of the collectability, the Company provided an allowance of US$12.6 million for the receivable. Additionally, the shares receivable in the form of Infinites Technology (Cayman) Holding Limited, which is the holding company of Beijing Infinities, were received as of December 31, 2020 and were recorded as long-term investments in the consolidated balance sheets as of December 31, 2020.

On December 29, 2018, the Company calculated a gain regarding the disposal of the SNS Business as follows.

As of
December 31, 2018

Total proceeds	$60,000

Less: Property and equipment, net	8

Net assets of Renren SNS	8
Less: Accumulated other comprehensive income	336

Less: Tax expenses	—

Gain on deconsolidation of Renren SNS	$59,656

The condensed cash flow from operating of Renren SNS Business were US$1,437 used in operation activities for the year ended December 31, 2018. The condensed cash flow from investing of Renren SNS Business were immaterial. For the year ended December 31, 2019, the net cash flow provided by operating activities of Renren SNS Business were US$681.

Disposition of OPI

On April 30, 2018, the Company announced that OPI will offer newly issued ordinary shares of OPI in a private placement to those shareholders of Renren as of the Record Date who satisfy all three of the following criteria: (1) the shareholder is an “accredited investor,” as such term is defined under the U.S. Securities Act of 1933, as amended, (2) the shareholder is a “qualified purchaser,” as such term is defined under the U.S. Investment Company Act of 1940, as amended, and (3) the shareholder is not a resident of a jurisdiction where the offering would be illegal. Additionally, the Company also announced a cash dividend payable by Renren to all shareholders other than those shareholders who waive the cash dividend in connection with the private placement described above. The amount of the cash dividend was US$0.6125 per ordinary share of Renren. The cash dividend and the private placement are part of an integrated series of transactions designed to address concerns that Renren may be deemed to be an investment company within the meaning of the Investment Company Act. The disposition was consummated on June 21, 2018 with an issuance of a total of 816,261,781 ordinary shares of OPI on June 21, 2018 to those eligible shareholders of Renren as of June 14, 2018 who validly waived the cash dividend in connection with the private placement. In addition, on June 21, 2018, US$133.7 million of cash dividends, with US$0.6125 per ordinary share of Renren, was paid to the Company's shareholders who were not accredited investors and elected to no longer remain investors of OPI subsequent to the private placement transaction. After the transaction, the Company no longer held any shares of OPI and OPI was deconsolidated from the Company's consolidated financial statements. Additionally, the Company concluded that the disposal of OPI represents a non-pro rata distribution of shares of OPI to selected shareholders combined with a cash dividend to the remaining shareholders. Accordingly, the Company has accounted the disposal at fair value.

On June 30, 2018, the Company calculated a gain regarding such disposition as follows:

As of
June 30, 2018

Fair value of OPI	$500,000

Less: Cash and cash equivalents	35,274
Accounts and notes receivable, net	64
Prepaid expenses and other current assets	16,344
Property and equipment, net	12
Amount due from the Company	15,190
Equity method investments	268,515
Equity investments without readily determinable fair values	144,096
Available-for-sale investment	90,615
Other non-current assets	14
Short term loan	(14,336)
Accounts payable	(96)
Accrued expenses and other current liabilities	(872)
Amount due to the Company	(102,304)
Deferred revenue	(13)
Income tax payable	(910)
Long-term liabilities	(112,604)
Other Long-term liabilities	(21,430)

Net assets of OPI	317,559

Less: tax expenses	—

Gain on deconsolidation of OPI	$182,441

The condensed cash flow of OPI were as follows for the year ended December 31, 2018:

Year ended
December 31,
2018

Net cash used in operating activities	$(28,134)
Net cash provided by investing activities	$12
Net cash provided by financing activities	$60,000

Disposition of Kaixin

In December 2020, the Company approved the binding term sheet signed between Kaixin and Haitaoche Limited (“Haitaoche”). The binding term sheet sets forth the terms and conditions by which Haitaoche will merge with a newly formed wholly-owned subsidiary of Kaixin, with Haitaoche continuing as the surviving entity and a wholly-owned subsidiary of Kaixin (the “Merger”). As consideration for the Merger, Kaixin will issue a number of ordinary shares of Kaixin to the shareholders of Haitaoche (the “Haitaoche Shareholders”) so that the Haitaoche Shareholders will collectively hold 51% of Kaixin’s share capital upon the closing of the Merger. The disposal of Kaixin represents a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, revenues and expenses and cash flows related to Kaixin have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. Additionally, long-lived assets classified as held for sale as of December 31, 2020 were measured at the lower of their carrying amount or fair value less cost to sell. As a result of the disposition of Kaixin, the Company reevaluated its operating segments. Refer to Note 16.

The following table summarizes the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheet as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020

Cash and cash equivalents	$3,190	$3,162
Financing receivable, net	219	—
Inventory	20,990	—
Prepaid expenses and other current assets	27,586	43,624
Property and equipment, net	153	45
Right-of-use assets	2,252	74
Other non-current asset	—	1,562
Assets classified as held for sale	$54,390	$48,467

Accounts payable	4,122	402
Accrued expenses and other current payables	17,302	14,683
Amount due to related parties	4,214	2,960
Short-term debt	16,630	15,257
Income tax payable	5,319	4,042
Advance from customers	1,677	1,863
Lease liabilities– current	1,785	39
Warrant Liability	-	1,690
Lease liabilities – non-current	810	26
Liabilities classified as held for sale	$51,859	$40,962

The condensed cash flows of Kaixin Auto Holdings were as follows for the years ended December 31, 2018, 2019 and 2020:

	Years ended December 31,
	2018	2019	2020

Net cash used in operating activities	(9,749)	(4,745)	(3,878)
Net cash provided by investing activities	98,982	1,223	—
Net cash (used in) provide by financing activities	(138,637)	(6,328)	3,917

The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2018, 2019 and 2020.

	Years ended December 31,
	2018				2019	2020
	Renren SNS	OPI	Kaixin	Total	Kaixin	Kaixin

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$19,679	$895	$431,404	$451,978	$334,697	$33,160
Cost of revenues	(14,997)	(834)	(413,971)	(429,802)	(340,174)	(32,160)
Selling, research and development, and general and administrative expenses	(7,523)	(1,394)	(51,508)	(60,425)	(53,866)	(7,256)
Other income (expense)	—	371	(812)	(441)	840	586
Interest income		—	575	575	69	5
Interest expense	—	(3,142)	(4,261)	(7,403)	(4,057)	(1,183)
Impairment of goodwill	—	—	—	—	(74,091)	—
Impairment of long-term investments	—	(2,180)	—	(2,180)	—	—
Fair value change of contingent consideration	—	—	(49,503)	(49,503)	65,594	—
Loss from the operations of the discontinued operations, before income tax	(2,841)	(6,284)	(88,076)	(97,201)	(70,988)	(6,848)
Income tax (expenses) benefit	—	—	(862)	(862)	1,920	1,528
Loss of equity method investment	—	(9,674)	—	(9,674)	—	—
Loss from the operations of the discontinued operations, net of tax	(2,841)	(15,958)	(88,938)	(107,737)	(69,068)	(5,320)

Gain on deconsolidation of the subsidiaries, net of tax	59,656	182,441	—	242,097	—	—

Gain (loss) from the discontinued operations, net of tax	$56,815	$166,483	$(88,938)	$134,360	$(69,068)	$(5,320)

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.